Derivative Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Significant Assumptions Used In Valuation of Derivative Liability

The model utilized the following key assumptions:

	September 30, 2025	June 30, 2025

Expected term (years)	1.93	2.18 - 2.43
Expected volatility	238%	207.70% - 233.30%
Expected dividends	0.00%	0.00% - 0.00%
Risk free interest rate	3.60%	3.72% - 3.89%

June 30, 2025

Expected term (years)	2.18 - 2.43
Expected volatility	207.70% - 233.30%
Expected dividends	0.00% - 0.00%
Risk free interest rate	3.72% - 3.89%

Schedule of Activity in Derivative Liabilities Account

A reconciliation of the beginning and ending balances of derivative liabilities measured at fair value on a recurring basis using Level 3 inputs is presented below as of September 30, 2025 and June 30, 2025:

	Third Party	Related Party	Total
Derivative liabilities – June 30, 2024	$-	$-	$-
Fair value at commitment date	987,131	426,437	1,413,568
Gain on debt extinguishment	-	(500,678)	(500,678)
Fair value mark to market adjustment	(181,366)	371,468	190,102
Derivative liabilities – June 30, 2025	805,765	297,227	1,102,992
Fair value mark to market adjustment	694,039	256,014	950,053
Derivative liabilities – September 30, 2025	$1,499,804	$553,241	$2,053,045

Derivative liabilities – June 30, 2024	$-
Fair value at commitment date	1,413,568
Gain on debt extinguishment	(500,678)
Fair value mark to market adjustment	190,102
Derivative liabilities – June 30, 2025	$1,102,992

Schedule of Financial Instruments at Fair Value on a Recurring Basis

Liabilities measured at fair value on a recurring basis consisted of the following at September 30, 2025 and June 30, 2025:

	September 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$2,053,045	$2,053,045
Total	$-	$-	$2,053,045	$2,053,045

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992

Liabilities measured at fair value on a recurring basis consisted of the following at June 30, 2025:

	June 30, 2025
	Level 1	Level 2	Level 3	Total
Liabilities
Derivative liabilities	$-	$-	$1,102,992	$1,102,992
Total	$-	$-	$1,102,992	$1,102,992